Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Accrued promotion expenses	67,009	121,545	17,381
Payroll payables	61,848	78,423	11,214
Payables for construction cost	35,381	5,888	842
Long-term payables-current portion (note 36)	29,344	8,340	1,194
Other non-current liabilities-current portion (note 36)	-	1,968	281
Other payables	23,442	21,493	3,073
Government subsidy	16,600	22,600	3,232
Tax payables other than income tax	9,627	13,700	1,959
Other accrued expenses	14,847	2,709	387
Total	258,098	276,666	39,563